Expense Example - EDGE MidCap Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	656	913	1,189	1,976	79	261	459	1,031	66	219	385	866